Capital	12 Months Ended
Dec. 31, 2012
Capital

13. Capital

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company effected a forward split of its shares of common stock on the basis of six new shares for one existing share, and amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, with a par value of $0.006 per share. On October 31, 2011, certain shareholders, including two executive officers, surrendered, in aggregate, 30,000,000 shares of the Company’s common stock for cancellation. On November 17, 2011, an additional 1,000,000 shares were surrendered for cancellation. On November 4, 2011, the Board of Directors reduced the par value of the common shares from $0.006 to $0.001 per share. As of December 31, 2011 and January 31, 2012, 29,000,000 post-split common shares were issued and outstanding. The post-split common shares are shown as split from the date of inception. On April 19 and 30, 2012, certain shareholders surrendered for cancellation, in aggregate, an additional 14,000,000 shares of the Company’s common stock, leaving the remaining number of 15,000,000 post-split common shares.

During the year ended December 31, 2011, the Company entered into subscription agreements for units of the Company, at $0.50 per unit. The subscription agreements were in connection with the financing agreement (the “Financing Agreement”) that the Company signed on November 2, 2011, with Maxum Overseas Fund (“Maxum”) under which Maxum agreed to: (i) invest $100,000 in the common equity of the Company and (ii) either invest an additional amount up to $1,900,000 in the common equity of the Company or assist the Company in securing all or a portion of such $1,900,000 investment from alternate sources. Under the terms of the Financing Agreement, for each dollar invested, the investor(s) making such investment will be issued two (2) shares of common stock of the Company and a warrant to purchase two (2) shares of common stock of the Company with a current exercise price of $0.50 per share and a term of five (5) years.

At both December 31, 2011 and January 31, 2012, the Company had received $325,000 for subscriptions representing the obligation to issue 650,000 shares (along with warrants having the right to purchase an additional 650,000 shares, each with the current exercise price of $0.50 per share and a term of five years).

During the three months ended March 31, 2012, the Company received an additional $200,000 in subscriptions pursuant to the Financing Agreement representing the obligation to issue 400,000 shares (along with warrants having the right to purchase an additional 400,000 shares, each with the current exercise price of $0.50 per share and a term of five years). In April 2012, the Company received an additional $200,000 in subscriptions pursuant to the Financing Agreement representing the obligation to issue an additional 400,000 shares (along with warrants having the right to purchase an additional 400,000 shares, each with the current exercise price of $0.50 per share and a term of five years). The cumulative result of the subscriptions through April 30, 2012 and the Closing Date was the obligation to issue 1,450,000 shares (650,000 for subscriptions prior to December 31, 2011 plus 800,000 for subscriptions between January 1 and April 30, 2012) along with warrants having a five (5) year term to purchase 1,450,000 shares at the current exercise price of $0.50 per share. On March 12, 2012, the Company fulfilled subscription agreements in the aggregate amount of $400,000 resulting in the issuance of 800,000 shares of common stock (along with warrants having a five (5) year term to purchase an additional 800,000 shares at the current exercise price of $0.50 per share). As a result, as of April 30, 2012, the Company had the remaining obligation to fulfill $325,000 in subscriptions to issue the 650,000 shares (along with warrants having the right to purchase an additional 650,000 shares, each with a current exercise price of $0.50 per share and a five (5) year term). Using the Black-Scholes stock price valuation model, $90,535 of the $400,000 proceeds related to the issued equity securities was allocated to the issuance of the warrants to purchase 800,000 shares.

On May 10, 2012 and May 15, 2012, the Company received a total of $775,000 from subscriptions resulting in the obligation to issue an aggregate of an additional 1,550,000 shares of common stock (along with warrants having the right to purchase 1,550,000 additional common shares, each with a current exercise price of at $0.50 per share).

On March 19, 2012, the Company amended its Articles of Incorporation to authorize 50,000,000 shares of preferred stock, par value $0.001 per share. The Company’s shareholders approved the Restated Articles at a special meeting of shareholders held on March 19, 2012. No preferred stock has been subscribed for or issued as of the date hereof.

In the three month period ended March 31, 2011, membership units that were subsequently exchanged for 792,752 shares of common stock were issued in lieu of cash payments for wages incurred during the year ended December 31, 2010, under employment agreements as described in Note 6 and valued at $0.125 per share and, in addition, membership units subsequently exchanged for 105,304 shares of common stock were issued in lieu of cash payment for other unpaid wages, also valued at $0.125 per share. During the three month period ended June 30, 2011, membership units that were subsequently exchanged for 80,000 shares of common stock were issued in exchange for a cash investment of $10,000, a valuation of $0.125 per share. During the three month period ended December 31, 2011, membership units that were subsequently exchanged for 40,000 shares of common stock were issued in lieu of cash payment in connection with the termination of a consulting agreement based on a valuation of $0.125 per share. An additional 1,553,776 shares were issued in October 2011 at a value of $0.125 per share under the employment agreements in lieu of compensation earned between January 1, 2011 and August 31, 2011. In total, 2,571,832 shares were issued in 2011.

At April 30, 2012, 15,800,000 shares of common stock were issued and outstanding, consisting of the 15,000,000 post-split common shares plus the 800,000 shares issued in the fulfillment of the $400,000 in subscriptions on March 12, 2012.

In June 2012, an additional 2,200,000 shares were issued in the fulfillment of the $1,100,000 in the remaining subscriptions received but had not yet been fulfilled. On August 31, 2012, the Conversion of the Notes (see Note 9) required the Company to issue 27,158,657 shares of common stock to the holders of the Notes. In September 2012, an additional 1,000,000 shares were issued in the fulfillment of the $500,000 in subscriptions received during July and August. There were 62,660,778 and 16,502,121 common shares outstanding as of December 31, 2012, and 2011, respectively.

As described in Note 6 above, during the year ended December 31, 2011, the Company issued a total of 2,451,832 shares in lieu of cash wages to employees and 40,000 shares to a former consultant in settlement of unpaid compensation. In addition, an existing shareholder purchased 80,000 shares at $0.125 per share on May 13, 2011.